FAIR VALUE (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, current	¥ 12,500	¥ 10,000
Total equity securities, non-current	1,007,629	735,631
Transfers Level 1 to Level 2	0	0	¥ 0
Transfers Level 2 to Level 1	0	0	¥ 0
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total derivatives, current	4,058	412
Total current assets	16,558	10,412
Total non-current assets	1,007,629	735,631
Total assets	1,024,187	746,043
Current derivative liabilities	2,933	2,404
Total current liabilities	2,933	2,404
Fair Value, Measurements, Recurring | Foreign currency forward contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total derivatives, current	4,058	412
Current derivative liabilities	2,933	2,391
Fair Value, Measurements, Recurring | Interest rate swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current derivative liabilities		13
Fair Value, Measurements, Recurring | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, current	12,500	10,000
Total equity securities, non-current	1,007,629	735,631
Fair Value, Measurements, Recurring | Investment trusts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, current	12,500	10,000
Total equity securities, non-current		25
Fair Value, Measurements, Recurring | Marketable equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,007,629	735,606
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total non-current assets	1,007,629	735,631
Total assets	1,007,629	735,631
Fair Value, Measurements, Recurring | Level 1 | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,007,629	735,631
Fair Value, Measurements, Recurring | Level 1 | Investment trusts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, non-current		25
Fair Value, Measurements, Recurring | Level 1 | Marketable equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,007,629	735,606
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total derivatives, current	4,058	412
Total current assets	16,558	10,412
Total assets	16,558	10,412
Current derivative liabilities	2,933	2,404
Total current liabilities	2,933	2,404
Fair Value, Measurements, Recurring | Level 2 | Foreign currency forward contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total derivatives, current	4,058	412
Current derivative liabilities	2,933	2,391
Fair Value, Measurements, Recurring | Level 2 | Interest rate swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current derivative liabilities		13
Fair Value, Measurements, Recurring | Level 2 | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, current	12,500	10,000
Fair Value, Measurements, Recurring | Level 2 | Investment trusts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities, current	¥ 12,500	¥ 10,000